Consolidated Balance Sheets (FY) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 164,680	$ 63,011	$ 22,714
Prepaid expenses and other current assets	30,867	14,915	8,757
Total current assets	195,547	77,926	31,471
Noncurrent assets:
Fixed assets, net	1,500	0	0
Total assets	197,047	77,926	31,471
Current Liabilities:
Accrued liabilities	45,049	53,827	7,899
Deferred revenue	55,533	41,899	35,736
Total current liabilities	100,582	95,726	43,635
Total liabilities	100,582	95,726	43,635
Commitments and contingencies (Note 5)
Equity:
Preferred stock, $.001 par value; 10,000,000 shares authorized; 6,750,000 shares issued and outstanding for class A convertible preferred stock and 250,000 shares issued and outstanding for class B convertible preferred stock at June 30, 2017; 3,250,000 class A convertible preferred shares issued and outstanding at December 31, 2016 and 2015	7,000	3,250	3,250
Common stock, $.001 par value; 150,000,000 shares authorized; 38,000,663 shares issued and outstanding at June 30, 2017, December 31, 2016 and 2015	38,000	26,160	26,160
Additional paid-in capital	1,010,000	(29,410)	(29,410)
Accumulated deficit	(958,535)	(17,800)	(12,164)
Total equity (deficit)	96,465	(17,800)	(12,164)
Total liabilities and equity	$ 197,047	$ 77,926	$ 31,471